Related party balances and transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party balances and transactions

Note 10 — Related party balances and transactions

The amounts due from related parties consist of the following:

Name of Related Parties	Relationship	Nature	December 31, 2022	June 30, 2023	June 30, 2023
			RMB	RMB	USD
			(Audited)
Shenzhen Ultimate Holographic Culture Communication Co., Ltd	Shenzhen Mengyun’s 19.9% equity investment	Advances for operational purposes, no interest, due on demand	60,280	-	-
Total:			60,280	-	-

The amounts due to related parties consists of the following:

Name of Related Parties	Relationship	Nature	December 31, 2022	June 30, 2023	June 30, 2023
			RMB	RMB	USD
			(Audited)
Yuxiu Han.	Former shareholder and current legal representative of Shenzhen Bowei	Advances for operational purpose, no interest, due on demand	350,000	-	-
Total:			350,000	-	-